NONCONTROLLING INTEREST	12 Months Ended
Sep. 30, 2018
NOTE 7. NON-CONTROLLING INTEREST

On June 22, 2006, AlphaRx International Holdings Ltd. (“AIH”), previously a wholly-owned subsidiary of the Company issued 1,500 shares of its common stock to New Super Limited (“NSL”), an independent Hong Kong based corporation, at a price of approximately HK$6,667 per share or HK$10,000,000 (US$1,288,826) in cash. As a result, AIH’s issued and outstanding shares were increased to 10,000 shares and the Company’s interest in AIH was reduced to 85%. With the consolidation of only 85% of AIH, a non-controlling interest was established, representing amounts owing to the minority shareholder. The capital infusion into AIH is accounted for as additional paid in capital on the consolidated financial statements of the Company. On May 18, 2010, AlphaRx International Holdings Ltd. (“AIH”) issued 625 shares of its common stock to New Super Limited (“NSL”) at a price of approximately HK$2,166 per share, or HK$1,353,750 (USD$173,292) in cash, representing a further 5% non-controlling interest and increasing the total of the non-controlling interest to 20% after the infusion.

On October 1, 2017, the Company dissolved its subsidiary, AlphaRx International Holdings Limited, with a gain of $223,953 recorded on dissolution of subsidiaries on the consolidated statements of operations for this transaction.